SHARE CAPITAL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)	125,000,000	125,000,000
Ordinary shares authorized - par value (in dollars per share)	$ 2.50	$ 2.50
Ordinary shares authorized	$ 312,500,000	$ 312,500,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 2.50	$ 2.50
Ordinary shares issued	194,646,000	194,646,000
Additional Paid in Capital [Abstract]
Redemption premium	$ 0	$ 225,800,000